Segment Information - Schedule of Reconciliation of Total Segment Profit to the Company's Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
		Oct. 17, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Dec. 25, 2022	Mar. 31, 2022		Dec. 26, 2021
Segment Reporting Information [Line Items]
Company's total segment profit			$ 144,500	$ 108,500	$ 268,500	$ 331,200	$ 466,200		$ 409,900			$ 346,800
Corporate general and administrative expenses							(110,600)		(100,900)			(80,000)
Adjusted depreciation and amortization			(3,400)	(1,800)	(10,100)	(7,100)	(10,500)		(12,200)			(12,400)
Restructuring and other			(40,900)	(52,500)	(75,800)	(61,500)	(132,900)		(27,200)			(6,300)
COVID-19 related (charges) benefit included in direct operating expense	[1]						900		8,900			5,200
Content charges	[2]						(1,500)		(8,100)			0
Adjusted share-based compensation expense							(62,500)		(73,400)		$ (4,506)	(70,200)		$ (3,735)
Purchase accounting and related adjustments	[3]						(17,100)		(61,600)			(65,300)
Operating income (loss)			49,600	7,300	30,500	120,100	139,700		139,600			111,900
Interest expense			(58,500)	(55,500)	(180,100)	(157,100)	(222,500)		(162,600)			(115,000)
Other expense			10,100	(600)	(5,200)	(14,300)
Gain (loss) on extinguishment of debt			(300)	0	(1,800)	0	(1,300)		(1,300)			(3,400)
Gain on investments, net			0	4,400	0	2,700	3,500		44,000			1,300
Equity interests income		$ 43,400	7,600	4,200	8,500	5,700	8,700		500			(3,000)
Loss before income taxes			11,600	(38,500)	(136,700)	(36,000)	(72,700)		5,400		$ (7,323)	11,200		$ (10,272)
Unallocated rent cost included in direct operating expense			(4,100)	0	(14,600)	0
Charges related to Russia's invasion of Ukraine	[4]						0		0			(5,900)
Adjusted share-based compensation expense			(14,300)	(17,200)	(42,200)	(46,300)	(54,800)	[5]	(69,200)	[5]		(70,200)	[5]
Interest and other income							19,200		6,400			28,000
Other expense							(20,000)		(21,200)			(8,600)
Gain on investments, net							3,500		44,000			1,300
Interest and other income			3,100	1,700	11,400	6,900	19,200		6,400			28,000
Other gains (losses), net			10,100	(600)	(5,200)	(14,300)	(20,000)		(21,200)			(8,600)
LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Company's total segment profit			176,700	182,000	335,500	471,500	653,700		481,000			499,300
Adjusted depreciation and amortization			(8,400)	(13,500)	(25,100)	(33,400)	(50,100)		(40,200)			(43,000)
Restructuring and other			(43,300)	(116,900)	(71,900)	(371,000)	(508,500)		(411,900)			(16,800)
Goodwill and intangible asset impairment			0	0	0	(663,900)	(663,900)		(1,475,000)			0
Adjusted share-based compensation expense			(18,400)	(24,900)	(54,100)	(66,900)	(81,200)		(97,800)			(100,000)
Operating income (loss)			35,800	(43,500)	(34,100)	(877,900)	(938,800)		(1,857,700)			9,000
Interest expense			(69,100)	(67,100)	(212,200)	(192,900)	(269,800)		(221,200)			(176,000)
Interest and other income			3,100	1,800	11,600	6,500	22,100		6,400			30,800
Other expense							(26,900)		(26,900)			(10,900)
Gain (loss) on extinguishment of debt			(300)	0	(6,700)	21,200	19,900		57,400			(28,200)
Gain on investments, net			0	4,400	0	2,700	3,500		44,000			1,300
Equity interests income			7,600	4,200	8,500	5,700	8,700		500			(3,000)
Loss before income taxes			(14,500)	(102,700)	(243,500)	(1,054,300)	(1,181,300)		(1,997,500)			(177,000)
Interest and other income			3,100	1,800	11,600	6,500	22,100		6,400			30,800
Interest expense			(69,100)	(67,100)	(212,200)	(192,900)
Other gains (losses), net			8,400	(2,500)	(10,600)	(19,600)
Operating segments
Segment Reporting Information [Line Items]
Company's total segment profit			144,500	108,500	268,500	331,200
Operating segments | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Company's total segment profit			176,700	182,000	335,500	471,500	653,700		481,000			499,300
Corporate
Segment Reporting Information [Line Items]
Corporate general and administrative expenses			(28,400)	(25,200)	(87,600)	(76,200)
Corporate | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Corporate general and administrative expenses			(28,400)	(31,100)	(89,900)	(94,200)	(136,100)		(122,900)			(97,100)
Corporate and Reconciling Items
Segment Reporting Information [Line Items]
Adjusted depreciation and amortization			(3,400)	(1,800)	(10,100)	(7,100)
Restructuring and other			(40,900)	(52,500)	(75,800)	(61,500)
COVID-19 related (charges) benefit included in direct operating expense			0	0	2,100	500
Content charges			0	(300)	0	(1,100)
Purchase accounting and related adjustments			(3,800)	(4,200)	(9,800)	(19,400)
Unallocated rent cost included in direct operating expense			(4,100)	0	(14,600)	0
Adjusted share-based compensation expense			(14,300)	(17,200)	(42,200)	(46,300)
Corporate and Reconciling Items | LIONS GATE ENTERTAINMENT CORP [Member]
Segment Reporting Information [Line Items]
Adjusted depreciation and amortization			(8,400)	(13,500)	(25,100)	(33,400)	(50,100)		(40,200)			(43,000)
Restructuring and other			(43,300)	(116,900)	(71,900)	(371,000)	(508,500)		(411,900)			(16,800)
Goodwill and intangible asset impairment			0	0	0	(663,900)	(663,900)		(1,475,000)			0
COVID-19 related (charges) benefit included in direct operating expense			0	100	3,100	500	1,000		11,600			3,400
Content charges							0		(7,000)			(36,900)
Charges related to Russia's invasion of Ukraine							0		0			(5,900)
Adjusted share-based compensation expense			(18,400)	(24,900)	(54,100)	(66,900)	(81,200)		(97,800)			(100,000)
Purchase accounting and related adjustments			(38,300)	(39,200)	(117,100)	(120,500)	$ (153,700)		$ (195,500)			$ (194,000)
Unallocated rent cost included in direct operating expense			$ (4,100)	$ 0	$ (14,600)	$ 0

[1]	Amounts represent the incremental costs, if any, included in direct operating expense and distribution and marketing expense resulting from circumstances associated with the COVID-19 global pandemic, net of insurance recoveries. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company has incurred a net benefit in direct operating expense due to insurance recoveries in excess of the incremental costs expensed in the period (see Note 15). These benefits (charges) are excluded from segment operating results.
[2]	Content charges represent certain charges included in direct operating expense in the combined statements of operations, and excluded from segment operating results (see Note 15).
[3]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements:
[4]	Amounts represent charges related to Russia’s invasion of Ukraine, primarily related to bad debt reserves for accounts receivable from customers in Russia, included in direct operating expense in the combined statements of operations, and excluded from segment operating results.
[5]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense: